Merger Agreement and Concurrent Financing - Additional Information (Details) $ / shares in Units, $ in Thousands	Oct. 04, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Business Acquisition [Line Items]
Common stock, authorized		210,000,000
Stock were initially reserved for issuance.		3,509,445
2024 Equity Incentive Plan [Member]
Business Acquisition [Line Items]
Stock were initially reserved for issuance.		747,867
2024 ESPP [Member]
Business Acquisition [Line Items]
Stock were initially reserved for issuance.		137,500
Class A Common Stock [Member]
Business Acquisition [Line Items]
Common stock, Par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, authorized		200,000,000	943,840
Class A Common Stock [Member] | 2024 Equity Incentive Plan [Member]
Business Acquisition [Line Items]
Stock were initially reserved for issuance.	2,480,000
Class A Common Stock [Member] | Reneo [Member]
Business Acquisition [Line Items]
Common stock shares issued in exchange for the shares of capital stock outstanding	3,343,604
Class A Common Stock [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Conversion of convertible preferred stock into common stock	213,254
Common stock exchange ratio	0.023596
Preferred exchange ratio	0.144794
Common stock shares issued in exchange for the shares of capital stock outstanding	6,470,281
Class A Common Stock [Member] | Merger Agreement [Member] | 2024 Equity Incentive Plan [Member]
Business Acquisition [Line Items]
Stock were initially reserved for issuance.	2,480,000
Class A Common Stock [Member] | Merger Agreement [Member] | 2024 ESPP [Member]
Business Acquisition [Line Items]
Stock were initially reserved and available for issuance	137,500
Class A Common Stock [Member] | Merger Agreement [Member] | Reneo [Member]
Business Acquisition [Line Items]
Gross proceeds from sale of stock | $	$ 65,000
Class A Common Stock [Member] | Common Stock [Member] | Merger Agreement [Member] | Reneo [Member]
Business Acquisition [Line Items]
Stock issued	2,839,005
Common stock, Par value | $ / shares	$ 0.0001
Sale of stock price per share | $ / shares	$ 22.895
Common stock, authorized	200,000,000
Class A Common Stock [Member] | Convertible Promissory Note [Member] | Merger Agreement [Member] | Reneo [Member]
Business Acquisition [Line Items]
Debt instrument principal amount | $	$ 6,000
Accrued interest | $	$ 120
Class B Common Stock [Member]
Business Acquisition [Line Items]
Common stock, Par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, authorized		10,000,000	226,285
Class B Common Stock [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Common stock shares issued in exchange for the shares of capital stock outstanding	686,527
Exchange of stock, preferred stock holders choose to receive shares of common stock	686,527
Class B Common Stock [Member] | Common Stock [Member] | Merger Agreement [Member] | Reneo [Member]
Business Acquisition [Line Items]
Common stock, Par value | $ / shares	$ 0.0001
Common stock, authorized	10,000,000